Condensed consolidated statements of cash flows - additional details - Depreciation, amortization, impairments and fair value adjustments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 530	$ 779
Property, plant & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Total	160	142
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	42	38
Intangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	328	602
Financial assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	1	(3)
Other non-current assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ (1)	$ 0